Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

April 30, 2019

Dates Covered
Collections Period	04/01/19 - 04/30/19
Interest Accrual Period	04/15/19 - 05/14/19
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/19	524,322,054.41	32,807
Yield Supplement Overcollateralization Amount 03/31/19	24,742,547.32	0
Receivables Balance 03/31/19	549,064,601.73	32,807
Principal Payments	22,032,813.56	863
Defaulted Receivables	1,549,783.14	94
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/19	23,226,897.34	0
Pool Balance at 04/30/19	502,255,107.69	31,850

Pool Statistics	$ Amount	# of Accounts
Pool Factor	38.32%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	10,628,774.77	591
Past Due 61-90 days	2,759,824.50	156
Past Due 91-120 days	403,069.86	27
Past Due 121+ days	0.00	0
Total	13,791,669.13	774

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.62%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.60%
Delinquency Trigger Occurred	NO

Recoveries	1,123,096.95
Aggregate Net Losses/(Gains) - April 2019	426,686.19
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.93%
Prior Net Losses Ratio	1.09%
Second Prior Net Losses Ratio	1.35%
Third Prior Net Losses Ratio	2.25%
Four Month Average	1.41%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.80%

Overcollateralization Target Amount	22,601,479.85
Actual Overcollateralization	22,601,479.85
Weighted Average APR	3.93%
Weighted Average APR, Yield Adjusted	6.60%
Weighted Average Remaining Term	43.10

Flow of Funds	$ Amount

Collections	24,933,765.89
Investment Earnings on Cash Accounts	8,062.01
Servicing Fee	(457,553.83)
Transfer to Collection Account	0.00
Available Funds	24,484,274.07

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	774,004.75
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,073,934.12
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,567,513.53

Total Distributions of Available Funds	24,484,274.07

Servicing Fee	457,553.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 04/15/19	500,727,561.96
Principal Paid	21,073,934.12
Note Balance @ 05/15/19	479,653,627.84

Class A-1
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2a
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-2b
Note Balance @ 04/15/19	0.00
Principal Paid	0.00
Note Balance @ 05/15/19	0.00
Note Factor @ 05/15/19	0.0000000%

Class A-3
Note Balance @ 04/15/19	371,277,561.96
Principal Paid	21,073,934.12
Note Balance @ 05/15/19	350,203,627.84
Note Factor @ 05/15/19	82.2074244%

Class A-4
Note Balance @ 04/15/19	94,750,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	94,750,000.00
Note Factor @ 05/15/19	100.0000000%

Class B
Note Balance @ 04/15/19	34,700,000.00
Principal Paid	0.00
Note Balance @ 05/15/19	34,700,000.00
Note Factor @ 05/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	842,826.42
Total Principal Paid	21,073,934.12
Total Paid	21,916,760.54

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.47263%
Coupon	2.61263%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.93000%
Interest Paid	597,138.08
Principal Paid	21,073,934.12
Total Paid to A-3 Holders	21,671,072.20

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6707998
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.7726007
Total Distribution Amount	17.4434005

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4017326
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.4693289
Total A-3 Distribution Amount	50.8710615

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 04/15/19	3,213,436.41
Investment Earnings	6,277.36
Investment Earnings Paid	(6,277.36)
Deposit/(Withdrawal)	-
Balance as of 05/15/19	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41